Consolidated Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenue	$ 1,053,019	$ 898,126	$ 808,801
Cost of sales	834,136	696,719	617,314
Gross profit	218,883	201,407	191,487
Selling, general and administrative expenses	122,466	107,592	102,580
Research expenses	12,024	11,601	10,790
Operating expenses	134,490	119,193	113,370
Operating profit before manufacturing facility closures, restructuring and other related charges	84,393	82,214	78,117
Manufacturing facility closures, restructuring and other related charges (Note 4)	7,060	1,359	2,408
Operating profit	77,333	80,855	75,709
Finance costs (income) (Note 3)
Interest	17,072	7,246	4,398
Other expense (income), net	3,810	(3,398)	605
Finance costs (income)	20,882	3,848	5,003
Earnings before income tax expense	56,451	77,007	70,706
Income tax expense (Note 5)
Current	934	6,635	8,757
Deferred	8,868	6,414	10,812
Income tax expense	9,802	13,049	19,569
Net earnings	46,649	63,958	51,137
Net earnings (loss) attributable to:
Company shareholders	46,753	64,224	51,120
Non-controlling interests	(104)	(266)	17
Net earnings	$ 46,649	$ 63,958	$ 51,137
Earnings per share attributable to Company shareholders (Note 6)
Basic (in US dollars per share)	$ 0.79	$ 1.09	$ 0.87
Diluted (in US dollars per share)	$ 0.79	$ 1.08	$ 0.85